INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Net operating loss carry forward	$ 4,364,697	$ 4,326,920	$ 3,586,945
Corporate tax rate		21.00%
Corporate Tax Rate	21.00%
Description Of Expiration Of Operating Loss Carryforwards	expire in the year 2032